Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 2,005,351	$ 1,882,545
Restricted cash			3,130,335
Accounts receivable		47,709	174,426
Inventories			27,722
Marketable securities, at fair value			102,481
Due from brokers			652
Other receivables and prepayments		422,071	744,008
Total current assets		2,476,092	7,067,802
Property and equipment, net		1,663,926	2,825,059
Operating lease right-of-use assets		182,057	347,000
Long-term investments		16,098,846	9,744,958
Intangible assets, net		147,347	752,705
Long-term deposits		71,823	129,847
Total Assets		20,640,091	20,867,371
Current liabilities:
Accounts payable and accrued expenses		1,894,341	6,166,807
Operating lease liabilities, current		125,232	310,548
Bank loan			3,000,000
Convertible notes			3,013,234
Total current liabilities		2,098,753	12,503,282
Operating lease liabilities, non-current		99,485	30,784
Total Liabilities		5,256,738	13,034,066
Commitments and contingencies
EQUITY
Additional paid-in capital		93,018,528	45,308,080
Accumulated other comprehensive (loss) income		(10,623)	33,807
Accumulated deficit		(68,161,722)	(65,337,075)
Total equity attributable to the shareholders of Aptorum Group Limited		24,846,236	15,712,094
Non-controlling interests		(9,462,883)	(7,878,789)
Total equity		15,383,353	7,833,305
Total Liabilities and Equity		20,640,091	20,867,371
Class A Ordinary Shares
EQUITY
Ordinary shares, value	[1]	31	13,269,528
Class B Ordinary Shares
EQUITY
Ordinary shares, value	[1]	22	22,437,754
Related Party
Current assets:
Amounts due from related parties, net		961	129,677
Loan receivable from related parties, net			875,956
Current liabilities:
Amounts due to related parties		79,180	12,693
Convertible notes to a related party		3,058,500
Loan payables to related parties			$ 500,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.